Segment Information (Geographical Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,301,984	$ 1,254,456	$ 1,169,747
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	532,651	518,130	466,502
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	60,166	42,921	55,137
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	592,817	561,051	521,639
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	482,008	459,321	444,441
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 227,159	$ 234,084	$ 203,667